COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum lease payments

Future minimum lease payments under these non-cancellable leases as of December 31, 2015 are as follows:

Year ending December 31,	(RMB)
2016	37,294,086
2017	21,709,439
2018	7,426,874
2019	3,761,585
2020	1,223,800
Thereafter	2,499,062

73,914,846